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BLANKK
THIRD QUARTER REPORT
July 31, 2026 (Unaudited)
Columbia International Equity Income ETF

Portfolio of Investments
Columbia International Equity Income ETF, July 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia International Equity Income ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks 99 .4%
Australia 8.2%
BHP Group Ltd. 102,228 4,330,246
BlueScope Steel Ltd. 19,169 440,521
Evolution Mining Ltd. 88,564 701,027
Fortescue Ltd. 119,176 1,549,347
JB Hi-Fi Ltd. 4,753 273,504
Origin Energy Ltd. 75,046 567,144
SEEK Ltd. 15,059 155,371
Sonic Healthcare Ltd. 20,075 308,219
TPG Telecom Ltd. 24,719 62,154
Total 8,387,533
Austria 0.5%
Raiffeisen Bank International AG 6,145 419,965
Strabag SE, Class BR 1,026 98,923
Total 518,888
Belgium 3.7%
Ackermans & van Haaren NV 952 294,861
Anheuser-Busch InBev SA 40,380 3,493,731
Total 3,788,592
Brazil 0.3%
Yara International ASA 7,045 331,815
China 0.5%
Chow Tai Fook Jewellery Group Ltd. 69,645 109,864
Yangzijiang Shipbuilding Holdings Ltd. 118,048 360,452
Total 470,316
Denmark 0.6%
Carlsberg AS, Class B 4,035 593,876
France 9.5%
Bouygues SA 8,527 478,371
Capgemini SE 7,399 872,574
Publicis Groupe SA 9,956 1,060,950
TotalEnergies SE 48,325 4,248,974
Vinci SA 21,583 3,043,200
Total 9,704,069
Germany 14.8%
Continental AG 4,751 392,805
Deutsche Post AG 40,085 2,663,878
Deutsche Telekom AG 137,363 4,229,228
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Fresenius Medical Care AG 8,692 444,526
Fresenius SE & Co. KGaA 18,050 924,565
Hannover Rueck SE 2,642 761,762
HOCHTIEF AG 658 335,530
Mercedes-Benz Group AG 34,013 1,828,715
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen 5,580 3,352,558
Talanx AG 2,451 325,146
Total 15,258,713
Hong Kong 0.5%
Cathay Pacific Airways Ltd. 66,678 124,145
WH Group Ltd.
(a)
342,951 369,560
Total 493,705
Indonesia 0.6%
Jardine Matheson Holdings Ltd. 8,656 574,845
Israel 2.7%
Bank Hapoalim BM 56,113 1,362,075
Bank Leumi Le-Israel BM 58,962 1,393,877
Total 2,755,952
Italy 4.8%
UniCredit SpA 52,298 4,910,591
Japan 26.6%
Asahi Group Holdings Ltd. 62,366 652,743
BayCurrent, Inc. 5,998 268,926
Bridgestone Corp. 45,296 1,127,955
Chubu Electric Power Co., Inc. 28,920 506,202
Daiichi Life Group, Inc. 153,110 1,844,821
Daito Trust Construction Co. Ltd. 12,394 262,241
Daiwa House Industry Co. Ltd. 22,765 668,832
Hikari Tsushin, Inc. 749 184,304
Hoya Corp. 14,586 2,260,383
Inpex Corp. 37,285 849,318
Isetan Mitsukoshi Holdings Ltd. 12,870 289,934
Japan Airlines Co. Ltd. 18,045 333,531
Kansai Electric Power Co., Inc. 39,640 607,577
Kawasaki Kisen Kaisha Ltd. 24,867 445,099
KDDI Corp. 124,163 2,277,784
Makita Corp. 9,012 293,353

Portfolio of Investments
(continued)
Columbia International Equity Income ETF, July 31, 2026 (Unaudited)
Columbia International Equity Income ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Nexon Co. Ltd. 11,436 179,629
NGK Corp. 10,012 351,749
NH Foods Ltd. 3,250 127,571
Nippon Express Holdings, Inc. 8,490 281,427
Nippon Yusen KK 16,245 623,376
Nomura Real Estate Holdings, Inc. 22,764 131,530
Nomura Research Institute Ltd. 16,930 498,250
Ono Pharmaceutical Co. Ltd. 15,612 233,751
Oracle Corp. Japan 1,451 80,941
Osaka Gas Co. Ltd. 14,238 493,154
Otsuka Holdings Co. Ltd. 18,406 1,283,131
Persol Holdings Co. Ltd. 78,296 129,719
Sanwa Holdings Corp. 7,454 161,135
SBI Holdings, Inc. 23,250 443,608
Seven & i Holdings Co. Ltd. 80,216 1,062,493
Shionogi & Co. Ltd. 30,599 558,940
Subaru Corp. 23,608 402,622
Sumitomo Corp. 186,250 1,953,445
Sumitomo Realty & Development Co. Ltd. 25,146 569,013
Sumitomo Rubber Industries Ltd. 7,742 110,860
Takeda Pharmaceutical Co. Ltd. 68,047 2,356,058
TISI, Inc. 8,128 192,959
Tohoku Electric Power Co., Inc. 19,892 147,480
Tokyo Gas Co. Ltd. 12,490 487,834
Tokyu Fudosan Holdings Corp. 23,983 201,308
Toyota Tsusho Corp. 26,958 1,138,086
Yokogawa Electric Corp. 8,832 320,720
Total 27,393,792
Macao 0.1%
MGM China Holdings Ltd. 35,546 51,495
Mexico 0.2%
Fresnillo PLC 7,682 255,867
Netherlands 3.1%
ABN AMRO Bank NV
(a)
36,202 1,624,435
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Koninklijke Ahold Delhaize NV 38,851 1,535,892
Total 3,160,327
Issuer . Shares
.
Value ($)
Common Stocks (continued)
New Zealand 0.1%
a2 Milk Co. Ltd. 31,513 152,779
Singapore 5.7%
DBS Group Holdings Ltd. 86,096 4,964,034
Jardine Cycle & Carriage Ltd. 2,412 55,237
Sembcorp Industries Ltd. 38,862 167,096
Singapore Airlines Ltd. 68,134 408,655
UOL Group Ltd. 26,153 201,678
Total 5,796,700
Spain 0.3%
Naturgy Energy Group SA 9,916 330,400
United Kingdom 10.0%
3i Group PLC 43,656 1,682,602
CK Hutchison Holdings Ltd. 116,108 1,089,771
Imperial Brands PLC 26,780 1,018,107
NatWest Group PLC 342,035 3,248,752
Next PLC 4,579 914,777
Standard Chartered PLC 78,143 2,300,922
Total 10,254,931
United States 6.6%
Holcim AG 21,975 1,992,023
Shell PLC 103,725 4,722,958
Total 6,714,981
Total Common Stocks
(Cost $ 96,368,477 ) 101,900,167
1 1
. Shares
.
Value ($)
Money Market Funds 0 .8%
Columbia Short-Term Cash Fund, 3.813%
(b),(c)
815,383 814,894
1 1 1
Total Money Market Funds
(Cost $ 814,812 ) 814,894
Total Investments in Securities
(Cost $ 97,183,289 ) 102,715,061
Other Assets & Liabilities, Net (226,103)
Net Assets 102,488,958

Portfolio of Investments
(continued)
Columbia International Equity Income ETF, July 31, 2026 (Unaudited)
Columbia International Equity Income ETF | 2026

Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
—
7,986,549
(7,171,737)

814,894
—

3,848
815,383
1
Notes to Portfolio of Investments
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2026, the total value of these securities amounted to $1,993,995, which represents 1.95% of total net assets.
(b) The rate shown is the seven-day current annualized yield at July 31, 2026.
(c) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
July 31, 2026 are as follows:

3QT271_(09/26)
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